Other Non-Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Advances made under EPC and non-EPC contracts	$ 13,678	$ 32,049	$ 6,414
Advances made to municipalities for water system enhancements	95,551	89,953	36,441
Tax-related payments and receivables	3,185	5,535	4,467
Information technology service assets	23,186	24,166
Conveyed assets to non-affiliates		0	14,751
Other	44,232	43,115	37,344
Total other non-current assets	$ 179,832	194,818	$ 99,417
Scenario, Previously Reported [Member]
Other		41,468
Total other non-current assets		$ 169,005